UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07377

Morgan Stanley Multi Cap Growth Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	November 30,

Date of reporting period:	August 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments • August 31, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.2%)
	Aerospace & Defense (3.5%)
117,656	United Technologies Corp.	$14,085,776

	Automobiles (0.3%)
2,894	Tesla, Inc. (a)	1,029,974

	Biotechnology (1.2%)
26,881	Alnylam Pharmaceuticals, Inc. (a)	2,304,508
39,783	Intrexon Corp. (a)(b)	784,919
36,772	Juno Therapeutics, Inc. (a)	1,517,580
		4,607,007
	Capital Markets (3.5%)
90,182	S&P Global, Inc.	13,917,788

	Construction Materials (3.1%)
29,036	Martin Marietta Materials, Inc.	6,155,342
50,159	Vulcan Materials Co.	6,082,280
		12,237,622
	Diversified Financial Services (3.5%)
75,960	Berkshire Hathaway, Inc., Class B (a)	13,760,913

	Health Care Equipment & Supplies (4.8%)
18,815	Intuitive Surgical, Inc. (a)	18,902,866

	Health Care Technology (11.1%)
173,234	athenahealth, Inc. (a)	24,413,868
329,248	Veeva Systems, Inc., Class A (a)	19,590,256
		44,004,124
	Hotels, Restaurants & Leisure (7.7%)
379,547	Shake Shack, Inc., Class A (a)(b)	11,735,593
346,183	Starbucks Corp.	18,991,600
		30,727,193
	Information Technology Services (1.0%)
29,626	Mastercard, Inc., Class A	3,949,146

	Internet & Direct Marketing Retail (12.8%)
32,063	Amazon.com, Inc. (a)	31,440,978
10,473	Priceline Group, Inc. (The) (a)	19,396,834
		50,837,812
	Internet Software & Services (17.5%)
23,040	Alibaba Group Holding Ltd. ADR (China) (a)	3,956,890
24,612	Alphabet, Inc., Class C (a)	23,118,790
185,084	Facebook, Inc., Class A (a)	31,828,895
94,900	Tencent Holdings Ltd. (China) (c)	4,032,439
393,535	Twitter, Inc. (a)	6,654,677
		69,591,691
	Life Sciences Tools & Services (5.5%)
107,158	Illumina, Inc. (a)	21,909,525

	Semiconductors & Semiconductor Equipment (1.0%)
23,501	NVIDIA Corp.	3,982,009

	Software (18.7%)
214,363	Activision Blizzard, Inc.	14,053,638
206,486	Salesforce.com, Inc. (a)	19,717,348
170,166	ServiceNow, Inc. (a)	19,771,588
68,631	Snap, Inc., Class A (a)(b)	995,836
177,413	Workday, Inc., Class A (a)	19,460,432
		73,998,842
	Total Common Stocks (Cost $241,111,662)	377,542,288

	Preferred Stocks (4.5%)
	Electronic Equipment, Instruments & Components (0.5%)
82,075	Magic Leap, Series C (a)(d)(e)(f) (acquisition cost - $1,890,434; acquired 12/22/15)	2,043,668

	Hotels, Restaurants & Leisure (0.5%)
143,970	Blue Bottle Coffee, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,083,131; acquired 01/24/14)	1,871,610

	Internet & Direct Marketing Retail (2.3%)
58,155	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $2,367,666; acquired 04/16/14)	6,102,786
77,181	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost - $3,764,289; acquired 12/03/15)	3,182,944
		9,285,730
	Life Sciences Tools & Services (1.1%)
901,243	10X Genomics, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,947,065; acquired 12/19/14)	4,407,078

	Software (0.1%)
197,427	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $2,255,228; acquired 06/17/14)	491,593
	Total Preferred Stocks (Cost $15,307,813)	18,099,679

NUMBER OF SHARES (000)
	Short-Term Investments (7.2%)
	Securities held as Collateral on Loaned Securities (3.0%)
	Investment Company (2.4%)
9,615	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	9,614,767

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.6%)
$1,261	Barclays Capital, Inc. (1.06%, dated 08/31/17, due 09/01/17; proceeds $1,260,759; fully collateralized by a U.S. Government obligation; 1.88% due 03/31/22; valued at $1,285,942)	1,260,722
1,077	Merrill Lynch & Co., Inc. (1.08%, dated 08/31/17, due 09/01/17; proceeds $1,076,729; fully collateralized by a U.S. Government agency security; 4.06% due 06/20/67; valued at $1,098,231)	1,076,697
		2,337,419
	Total Securities held as Collateral on Loaned Securities (Cost $11,952,186)	11,952,186

NUMBER OF SHARES (000)
	Investment Company (4.2%)
16,579	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $16,578,714)	16,578,714
	Total Short-Term Investments (Cost $28,530,900)	28,530,900

Total Investments Excluding Purchased Options (Cost $284,950,375)	106.9%	424,172,867
Total Purchased Options Outstanding (Cost $571,714)	0.1%	215,567
Total Investments (Cost $285,522,089) (h)(i)(j)	107.0%	424,388,434
Liabilities in Excess of Other Assets	(7.0)	(27,686,597)
Net Assets	100.0%	$396,701,837

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at August 31, 2017 were $11,966,182 and $12,122,786, respectively. The Fund received cash collateral of $12,039,520, of which $11,952,186 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At August 31, 2017, there was uninvested cash collateral of $87,334, which is not reflected in the Portfolio of Investments. The remaining collateral of $83,266 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2017, amounts to $18,099,679 and represents 4.5% of net assets.

(f)

At August 31, 2017, the Fund held fair valued securities valued at $18,099,679, representing 4.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended August 31, 2017, advisory fees paid were reduced by $18,091 relating to the Fund’s investment in the Liquidity Funds.

(h)

The fair value and percentage of net assets, $4,032,439 and 1.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended August 31, 2017, the Fund did not engage in any cross-trade transactions.

(j)

At August 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $152,962,360 and the aggregate gross unrealized depreciation is $14,096,015, resulting in net unrealized appreciation of $138,866,345.

Call Options Purchased Open at August 31, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	73,335,734	73,336	$213,114	$388,680	$(175,566)
Royal Bank of Scotland	USD/CNY	CNY	7.40	Nov-17	54,513,438	54,513	2,453	183,034	(180,581)
							$215,567	$571,714	$(356,147)

Currency Abbreviations:

CNH	Chinese Yuan Renminbi Offshore.
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Multi Cap Growth Trust

Summary of Investments • August 31, 2017 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Software	$74,490,435		18.1%
Internet Software & Services	69,591,691		16.9
Internet & Direct Marketing Retail	60,123,542		14.6
Health Care Technology	44,004,124		10.7
Hotels, Restaurants & Leisure	32,598,803		7.9
Life Sciences Tools & Services	26,316,603		6.4
Health Care Equipment & Supplies	18,902,866		4.6
Investment Company	16,578,714		4.0
Aerospace & Defense	14,085,776		3.4
Capital Markets	13,917,788		3.4
Diversified Financial Services	13,760,913		3.3
Construction Materials	12,237,622		3.0
Biotechnology	4,607,007		1.1
Semiconductors & Semiconductor Equipment	3,982,009		1.0
Information Technology Services	3,949,146		0.9
Electronic Equipment, Instruments & Components	2,043,668		0.5
Automobiles	1,029,974		0.2
Other	215,567		0.0 +
	$412,436,248	++	100.0%

+	Amount is less than 0.05%.
++	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Multi Cap Growth Trust

Notes to Portfolio of Investments • August 31, 2017 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$14,085,776	$—	$—	$14,085,776
Automobiles	1,029,974	—	—	1,029,974
Biotechnology	4,607,007	—	—	4,607,007
Capital Markets	13,917,788	—	—	13,917,788
Construction Materials	12,237,622	—	—	12,237,622
Diversified Financial Services	13,760,913	—	—	13,760,913
Health Care Equipment & Supplies	18,902,866	—	—	18,902,866
Health Care Technology	44,004,124	—	—	44,004,124
Hotels, Restaurants & Leisure	30,727,193	—	—	30,727,193
Information Technology Services	3,949,146	—	—	3,949,146
Internet & Direct Marketing Retail	50,837,812	—	—	50,837,812
Internet Software & Services	65,559,252	4,032,439	—	69,591,691
Life Sciences Tools & Services	21,909,525	—	—	21,909,525
Semiconductors & Semiconductor Equipment	3,982,009	—	—	3,982,009
Software	73,998,842	—	—	73,998,842
Total Common Stocks	373,509,849	4,032,439	—	377,542,288
Preferred Stocks	—	—	18,099,679	18,099,679
Short-Term Investments
Investment Company	26,193,481	—	—	26,193,481
Repurchase Agreements	—	2,337,419	—	2,337,419
Total Short-Term Investments	26,193,481	2,337,419	—	28,530,900
Call Options Purchased	—	215,567	—	215,567
Total Assets	$399,703,330	$6,585,425	$18,099,679	$424,388,434

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of August 31, 2017, securities with a total value of $4,032,439 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at November 30, 2016 were valued using other significant observable inputs at August 31, 2017. At August 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks
Beginning Balance	$18,489,994
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(390,315)
Realized gains (losses)	—
Ending Balance	$18,099,679

Net change in unrealized appreciation (depreciation) from investments still held as of August 31, 2017	$(390,315)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at August 31, 2017	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Electronic Equipment, Instruments & Components
Preferred Stock	$2,043,668	Discounted Cash Flow	Weighted Average Cost of Capital	25.0%	27.0%	26.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.0x	20.8x	12.0x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Hotels, Restaurants & Leisure
Preferred Stock	$1,871,610	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%	22.0%	21.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.2x	5.7x	2.5x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet & Direct Marketing Retail
Preferred Stocks	$6,102,786	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.7x	15.4x	10.7x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$3,182,944	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.1x	8.3x	2.2x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Life Sciences Tools & Services
Preferred Stock	$4,407,078	Discounted Cash Flow	Weighted Average Cost of Capital	24.5%	26.5%	25.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.8x	3.9x	3.7x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stock	$491,593	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%	19.5%	18.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.1x	8.2x	5.0x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
October 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
October 19, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 19, 2017